Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 26,940	$ 104,356	$ 106,265	$ 180,963
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	136,414	129,913	174,463	160,045
Stock-based compensation expense	3,452	619	971	1,224
Long-lived asset impairment	0	0	0	9,107
Amortization of debt issuance costs	11,260	9,453	13,727	6,944
Non-cash lease expense	3,132	2,066	2,817	0
Provision for credit losses	2,047	85	86	(538)
Inventory reserve	375	375	500	0
Gain on sale of capital assets	(721)	(825)	(874)	426
Unrealized gain on derivatives			(87,363)	(40,827)
Change in fair value of derivatives	13,551	(86,676)
Deferred tax provision	6,312	26,807	27,301	(60,972)
Loss on extinguishment of debt	4,359	0
Changes in operating assets and liabilities:
Accounts receivable	(21,371)	5,048	(16,887)	(14,936)
Inventories	1,174	(9,904)	(24,302)	(2,969)
Contract assets	(6,053)	(8,111)	(3,555)	0
Prepaid expenses and other current assets	(3,733)	598	(3,269)	1,399
Accounts payable	3,257	403	(1,518)	(2,776)
Accrued and other liabilities	8,497	8,673	25,579	5,240
Contract liabilities	14,807	3,974	5,905	7,648
Net cash provided by operating activities	203,699	186,854	219,846	249,978
Cash flows from investing activities:
Purchase of capital assets	(145,573)	(199,707)	(259,349)	(201,934)
Proceeds from sale of capital assets	1,055	8,023	8,082	13
Investment in fund			(102)	(36)
Other	(45)	(86)	(13)	(77)
Net cash used in investing activities	(144,563)	(191,770)	(251,382)	(202,034)
Cash flows from financing activities:
Borrowings on debt instruments	756,418	1,409,006	1,613,886	564,109
Payments on debt instruments	(1,021,556)	(545,730)	(724,895)	(629,346)
Payment of debt issuance cost	(32,759)	(27,819)	(27,819)	(885)
Proceeds from initial public offering, net of underwriter discounts	277,840	0
Offering costs	(9,247)	0
Loss on extinguishment of debt	(1,835)	0
Contribution from parent			0	24,000
Distribution to parent	(42,300)	(838,000)	(838,000)	(1,132)
Net cash used in financing activities	(73,439)	(2,543)	23,172	(43,254)
Net decrease in cash and cash equivalents	(14,303)	(7,459)	(8,364)	4,690
Cash and cash equivalents - beginning of period	20,431	28,795	28,795	24,105
Cash and cash equivalents - end of period	6,128	21,336	20,431	28,795
Supplemental cash disclosures:
Cash paid for interest	173,006	88,569	147,513	97,234
Cash paid for taxes	5,946	1,836	2,177	1,850
Supplemental disclosure of non-cash investing activities:
(Increase) decrease in accrued capital expenditures	(6,498)	8,773
Supplemental disclosure of non-cash financing activities:
Non-cash debt novation	(689,829)	0
Non-cash loss on extinguishment of debt	(563)	0
Non-cash offering costs	$ (792)	$ 0
Non-cash accrued capital expenditures			$ (1,918)	$ (6,961)